Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Berkshire Focus Fund
Account Value [Line Items]
Line Graph and Table Measure Name												Berkshire Focus Fund
Accumulated Value	[1]	$ 10,396	$ 13,883	$ 19,588	$ 22,916	$ 29,572	$ 45,420	$ 21,331	$ 23,550	$ 30,681	$ 40,349	$ 83,175
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500® Index
Accumulated Value	[1]	$ 10,079	$ 11,189	$ 12,456	$ 13,249	$ 15,151	$ 21,807	$ 20,222	$ 22,758	$ 29,414	$ 34,010	$ 42,271

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.